Deposits	12 Months Ended
Mar. 31, 2024
Deposits [Abstract]
Deposits
15. Deposits
Deposits at March 31, 2023 and 2024 consist of the following:

	Millions of yen
	2023	2024
Time deposits	¥1,885,970	¥1,875,058
Other deposits	360,375	370,777

Total	¥2,246,345	¥2,245,835

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥888,821 million and ¥898,321 million at March 31, 2023 and 2024, respectively.
The maturity schedule of time deposits at March 31, 2024 is as follows:

Years ending March 31,	Millions of yen
2025	¥1,031,624
2026	367,393
2027	243,922
2028	44,798
2029	73,043
Thereafter	114,278

Total	¥1,875,058